DERIVATIVE LIABILITIES (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total derivative liabilities at beginning	$ 833,000
Total derivative liabilities at ending		$ 833,000
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stock warrant and other derivative liabilities at beginning
Total derivative liabilities at beginning
$3M of convertible debt prior to amendment
$3M of convertible debt as amended
Change in fair value
Derivative liabilities upon Note origination
$6M of convertible debt prior to amendment
$6M of convertible debt as amended
Elimination of derivative liabilities on Note conversion to Common Stock
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stock warrant and other derivative liabilities at beginning
Total derivative liabilities at beginning
$3M of convertible debt prior to amendment
$3M of convertible debt as amended
Change in fair value
Derivative liabilities upon Note origination
$6M of convertible debt prior to amendment
$6M of convertible debt as amended
Elimination of derivative liabilities on Note conversion to Common Stock
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stock warrant and other derivative liabilities at beginning	833,000	153,100
Total derivative liabilities at beginning	833,000
$3M of convertible debt prior to amendment	(772,800)
$3M of convertible debt as amended	962,300
Change in fair value	$ (263,100)	(153,100)
Derivative liabilities upon Note origination	1,079,800
$6M of convertible debt prior to amendment	$ 1,070,500
$6M of convertible debt as amended	3,412,300
Elimination of derivative liabilities on Note conversion to Common Stock	$ (6,322,000)
Stock warrant and other derivative liabilities at ending		833,000
Total derivative liabilities at ending		$ 833,000